SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended	9 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Jan. 29, 2021
Unrecognized tax benefits		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		0	$ 0
Income tax expense	$ 0	0
Purchase of aggregate shares			250,000
Offering cost charged to Shareholders? equity upon the completion of the Initial Public Offering		11,928,907	$ 11,928,907
Deferred offering costs		$ 304,412	$ 0
Subsequent Event
Offering cost charged to Shareholders? equity upon the completion of the Initial Public Offering				$ 11,928,907
Class B Ordinary Shares | Sponsor
Shares subject to forfeiture		675,000